UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08226

Templeton Global Investment Trust

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (954) 572-7591

Date of fiscal year end: August 31

Date of reporting period: February 28, 2026

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Templeton Emerging Markets Small Cap Fund
Class A [TEMMX]
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Templeton Emerging Markets Small Cap Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$91	1.75%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$329,188,553
Total Number of Portfolio Holdings	93
Portfolio Turnover Rate	8.76%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Emerging Markets Small Cap Fund	PAGE 1	426-STSR-0426

Templeton Emerging Markets Small Cap Fund
Class C [TCEMX]
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Templeton Emerging Markets Small Cap Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$130	2.50%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$329,188,553
Total Number of Portfolio Holdings	93
Portfolio Turnover Rate	8.76%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Emerging Markets Small Cap Fund	PAGE 1	526-STSR-0426

Templeton Emerging Markets Small Cap Fund
Class R [FTESX]
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Templeton Emerging Markets Small Cap Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$104	2.00%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$329,188,553
Total Number of Portfolio Holdings	93
Portfolio Turnover Rate	8.76%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Emerging Markets Small Cap Fund	PAGE 1	826-STSR-0426

Templeton Emerging Markets Small Cap Fund
Class R6 [FTEQX]
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Templeton Emerging Markets Small Cap Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$77	1.47%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$329,188,553
Total Number of Portfolio Holdings	93
Portfolio Turnover Rate	8.76%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Emerging Markets Small Cap Fund	PAGE 1	8426-STSR-0426

Templeton Emerging Markets Small Cap Fund
Advisor Class [TEMZX]
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Templeton Emerging Markets Small Cap Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$78	1.50%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$329,188,553
Total Number of Portfolio Holdings	93
Portfolio Turnover Rate	8.76%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Emerging Markets Small Cap Fund	PAGE 1	626-STSR-0426

Franklin Templeton SMACS: Series EM
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Franklin Templeton SMACS: Series EM for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin Templeton SMACS: Series EM1	$0	0.00%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect the effect of fees and expenses associated with a separately managed account, or a management fee or other operating expenses of the Fund.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$1,910,485
Total Number of Portfolio Holdings	52
Portfolio Turnover Rate	11.87%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Templeton SMACS: Series EM	PAGE 1	3010-STSR-0426

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Emerging Markets
Small Cap Fund
Financial Statements and Other Important Information
Semi-Annual | February 28, 2026
If you need assistance accessing this content, please reach out to your sales representative or send an email to
accessibility@franklintempleton.com .

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual

Financial Highlights and Schedule of Investments 2
Financial Statements 11
Notes to Financial Statements 15
Changes In and Disagreements with Accountants 25
Results of Meeting(s) of Shareholders 25
Remuneration Paid to Directors, Officers and Others 25
Board Approval of Management and Subadvisory Agreements 25

Templeton Global Investment Trust
Financial Highlights
Templeton Emerging Markets Small Cap Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
Year Ended
August 31,
2022
a
Year Ended March 31,
2025 2024 2023 2022 2021
Class A
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period ............ $14.85 $14.11 $12.29 $12.55 $13.98 $15.08 $8.68
Income from investment
operations
b
:
Net investment income
(loss)
c
............. (0.02) 0.12 0.12 0.19 0.26 0.07 0.02
Net realized and
unrealized gains
(losses) ........... 1.47 0.66 2.07 0.47 (1.69) 0.50 6.77
Total from investment
operations ........... 1.45 0.78 2.19 0.66 (1.43) 0.57 6.79
Less distributions from:
Net investment income .. (0.17) (0.04) (0.37) (0.29) — (0.66) (0.39)
Net realized gains ..... — — — (0.63) — (1.01) —
Total distributions ....... (0.17) (0.04) (0.37) (0.92) — (1.67) (0.39)
Net asset value, end of
period .............. $16.13 $14.85 $14.11 $12.29 $12.55 $13.98 $15.08
Total return
d
........... 9.88% 5.55% 18.29% 5.74% (10.23)% 3.01% 78.52%
Ratios to average net
assets
e
Expenses before waiver and
payments by affiliates .... 2.12% 2.00% 1.94% 1.95% 2.00% 1.91% 1.99%
Expenses net of waiver and
payments by affiliates .... 1.75% 1.75% 1.75% 1.75% 1.75% 1.73% 1.80%
Net investment income
(loss) ............... (0.22)% 0.83% 0.90% 1.54% 4.83% 0.47% 0.16%
Supplemental data
Net assets, end of period
(000’s) .............. $176,684 $187,048 $186,634 $176,763 $187,525 $215,598 $210,269
Portfolio turnover rate .... 8.76% 16.75% 20.02% 23.06% 8.13% 31.72% 31.70%
a
For the period April 1, 2022 to August 31, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.

Templeton Global Investment Trust
Financial Highlights
Templeton Emerging Markets Small Cap Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
Year Ended
August 31,
2022
a
Year Ended March 31,
2025 2024 2023 2022 2021
Class C
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period ............ $13.53 $12.92 $11.27 $11.57 $12.94 $14.03 $8.14
Income from investment
operations
b
:
Net investment income
(loss)
c
............. (0.07) (0.01) 0.01 0.08 0.20 (0.02) (0.06)
Net realized and
unrealized gains
(losses) ........... 1.35 0.62 1.90 0.46 (1.57) 0.44 6.31
Total from investment
operations ........... 1.28 0.61 1.91 0.54 (1.37) 0.42 6.25
Less distributions from:
Net investment income .. (0.06) — (0.26) (0.21) — (0.50) (0.36)
Net realized gains ..... — — — (0.63) — (1.01) —
Total distributions ....... (0.06) — (0.26) (0.84) — (1.51) (0.36)
Net asset value, end of
period .............. $14.75 $13.53 $12.92 $11.27 $11.57 $12.94 $14.03
Total return
d
........... 9.45% 4.80% 17.31% 5.09% (10.59)% 2.26% 77.25%
Ratios to average net
assets
e
Expenses before waiver and
payments by affiliates .... 2.87% 2.75% 2.69% 2.70% 2.74% 2.66% 2.73%
Expenses net of waiver and
payments by affiliates .... 2.50% 2.50% 2.50% 2.50% 2.50% 2.48% 2.54%
Net investment income
(loss) ............... (0.96)% (0.04)% 0.09% 0.70% 4.06% (0.15)% (0.51)%
Supplemental data
Net assets, end of period
(000’s) .............. $5,710 $6,363 $8,569 $9,836 $13,645 $17,588 $27,434
Portfolio turnover rate .... 8.76% 16.75% 20.02% 23.06% 8.13% 31.72% 31.70%
a
For the period April 1, 2022 to August 31, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.

Templeton Global Investment Trust
Financial Highlights
Templeton Emerging Markets Small Cap Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
Year Ended
August 31,
2022
a
Year Ended March 31,
2025 2024 2023 2022 2021
Class R
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period ............ $14.51 $13.79 $12.02 $12.30 $13.71 $14.82 $8.56
Income from investment
operations
b
:
Net investment income
(loss)
c
............. (0.04) 0.07 0.08 0.15 0.24 0.04 (0.03)
Net realized and
unrealized gains
(losses) ........... 1.44 0.65 2.03 0.47 (1.65) 0.47 6.68
Total from investment
operations ........... 1.40 0.72 2.11 0.62 (1.41) 0.51 6.65
Less distributions from:
Net investment income .. (0.15) (—)
d
(0.34) (0.27) — (0.61) (0.39)
Net realized gains ..... — — — (0.63) — (1.01) —
Total distributions ....... (0.15) (—)
d
(0.34) (0.90) — (1.62) (0.39)
Net asset value, end of
period .............. $15.76 $14.51 $13.79 $12.02 $12.30 $13.71 $14.82
Total return
e
........... 9.73% 5.24% 18.02% 5.50% (10.28)% 2.71% 78.18%
Ratios to average net
assets
f
Expenses before waiver and
payments by affiliates .... 2.37% 2.25% 2.19% 2.20% 2.25% 2.16% 2.24%
Expenses net of waiver and
payments by affiliates .... 2.00% 2.00% 2.00% 2.00% 2.00% 1.98% 2.05%
Net investment income
(loss) ............... (0.48)% 0.54% 0.62% 1.29% 4.59% 0.26% (0.20)%
Supplemental data
Net assets, end of period
(000’s) .............. $2,373 $2,095 $2,147 $2,082 $2,109 $2,444 $2,966
Portfolio turnover rate .... 8.76% 16.75% 20.02% 23.06% 8.13% 31.72% 31.70%
a
For the period April 1, 2022 to August 31, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.

Templeton Global Investment Trust
Financial Highlights
Templeton Emerging Markets Small Cap Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
Year Ended
August 31,
2022
a
Year Ended March 31,
2025 2024 2023 2022 2021
Class R6
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period ............ $15.14 $14.39 $12.53 $12.77 $14.21 $15.30 $8.79
Income from investment
operations
b
:
Net investment income
c
. —
d
0.15 0.15 0.22 0.28 0.14 0.08
Net realized and
unrealized gains
(losses) ........... 1.50 0.68 2.12 0.49 (1.72) 0.50 6.83
Total from investment
operations ........... 1.50 0.83 2.27 0.71 (1.44) 0.64 6.91
Less distributions from:
Net investment income .. (0.21) (0.08) (0.41) (0.32) — (0.72) (0.40)
Net realized gains ..... — — — (0.63) — (1.01) —
Total distributions ....... (0.21) (0.08) (0.41) (0.95) — (1.73) (0.40)
Net asset value, end of
period .............. $16.43 $15.14 $14.39 $12.53 $12.77 $14.21 $15.30
Total return
e
........... 10.06% 5.81% 18.60% 6.06% (10.13)% 3.41% 79.19%
Ratios to average net
assets
f
Expenses before waiver and
payments by affiliates .... 1.60% 1.58% 1.57% 1.56% 1.59% 1.54% 1.60%
Expenses net of waiver and
payments by affiliates .... 1.47% 1.47% 1.47% 1.47% 1.47% 1.35% 1.40%
Net investment income ... 0.06% 1.05% 1.15% 1.79% 5.10% 0.88% 0.61%
Supplemental data
Net assets, end of period
(000’s) .............. $26,459 $25,133 $26,408 $27,134 $31,790 $39,782 $46,062
Portfolio turnover rate .... 8.76% 16.75% 20.02% 23.06% 8.13% 31.72% 31.70%
a
For the period April 1, 2022 to August 31, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.

Templeton Global Investment Trust
Financial Highlights
Templeton Emerging Markets Small Cap Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
Year Ended
August 31,
2022
a
Year Ended March 31,
2025 2024 2023 2022 2021
Advisor Class
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period ............ $15.17 $14.42 $12.55 $12.78 $14.23 $15.32 $8.80
Income from investment
operations
b
:
Net investment income
c
. —
d
0.15 0.14 0.23 0.28 0.12 0.07
Net realized and
unrealized gains
(losses) ........... 1.50 0.67 2.13 0.48 (1.73) 0.50 6.84
Total from investment
operations ........... 1.50 0.82 2.27 0.71 (1.45) 0.62 6.91
Less distributions from:
Net investment income .. (0.21) (0.07) (0.40) (0.31) — (0.70) (0.39)
Net realized gains ..... — — — (0.63) — (1.01) —
Total distributions ....... (0.21) (0.07) (0.40) (0.94) — (1.71) (0.39)
Net asset value, end of
period .............. $16.46 $15.17 $14.42 $12.55 $12.78 $14.23 $15.32
Total return
e
........... 10.01% 5.75% 18.62% 6.08% (10.19)% 3.26% 79.10%
Ratios to average net
assets
f
Expenses before waiver and
payments by affiliates .... 1.87% 1.75% 1.69% 1.71% 1.75% 1.66% 1.74%
Expenses net of waiver and
payments by affiliates .... 1.50% 1.50% 1.50% 1.50% 1.50% 1.48% 1.54%
Net investment income ... 0.06% 1.05% 1.03% 1.86% 5.08% 0.75% 0.53%
Supplemental data
Net assets, end of period
(000’s) .............. $117,964 $124,273 $130,075 $182,079 $146,484 $172,459 $177,989
Portfolio turnover rate .... 8.76% 16.75% 20.02% 23.06% 8.13% 31.72% 31.70%
a
For the period April 1, 2022 to August 31, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.

Templeton Global Investment Trust
Schedule of Investments (unaudited), February 28, 2026
Templeton Emerging Markets Small Cap Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a Industry Shares a Value
a
Common Stocks 93.8%
Brazil 1.0%
Azzas 2154 SA .................. Textiles, Apparel & Luxury Goods 478,522 $ 2,442,782
a
Hypera SA ..................... Pharmaceuticals 188,808 850,032
3,292,814
China 5.2%
a
Daqo New Energy Corp. , ADR ...... Semiconductors & Semiconductor Equipment 54,974 1,325,973
b
JNBY Design Ltd. , Reg S .......... Textiles, Apparel & Luxury Goods 1,428,758 3,927,138
c
JOYY, Inc. , ADR ................. Interactive Media & Services 31,022 1,851,083
c
Noah Holdings Ltd. , ADR .......... Capital Markets 290,042 3,428,296
Sunresin New Materials Co. Ltd. , A ... Chemicals 393,329 4,282,518
Uni-President China Holdings Ltd. .... Food Products 2,383,354 2,351,854
17,166,862
Georgia 2.3%
a
Georgia Capital plc ............... Capital Markets 149,125 7,484,336
Greece 1.3%
a
Piraeus Bank SA ................. Banks 436,967 4,192,520
Hong Kong 0.2%
Pacific Basin Shipping Ltd. ......... Marine Transportation 1,613,308 713,168
Hungary 2.2%
Richter Gedeon Nyrt. ............. Pharmaceuticals 191,402 7,166,079
India 29.7%
a
Affle 3i Ltd. ..................... Media 159,108 2,410,000
Ajanta Pharma Ltd. ............... Pharmaceuticals 126,143 4,157,540
a
Ajax Engineering Ltd. ............. Machinery 115,034 613,253
b
Aster DM Healthcare Ltd. , 144A , Reg S Health Care Providers & Services 770,860 5,554,102
a
AWL Agri Business Ltd. ............ Food Products 778,447 1,619,910
Bajaj Holdings & Investment Ltd. ..... Financial Services 107,331 12,759,806
Brigade Enterprises Ltd. ........... Real Estate Management & Development 514,222 3,924,852
City Union Bank Ltd. .............. Banks 1,097,309 3,415,637
Coforge Ltd. .................... IT Services 225,215 2,948,386
Crompton Greaves Consumer
Electricals Ltd. ................. Household Durables 380,605 1,080,537
Dalmia Bharat Ltd. ............... Construction Materials 142,598 3,123,830
a
Electronics Mart India Ltd. .......... Specialty Retail 1,557,140 1,730,508
EPL Ltd. ....................... Containers & Packaging 401,859 961,171
a,b
Eris Lifesciences Ltd. , 144A , Reg S ... Pharmaceuticals 274,577 4,114,730
a
Eternal Ltd. ..................... Hotels, Restaurants & Leisure 1,553,205 4,203,177
Federal Bank Ltd. ................ Banks 915,558 3,021,008
Glenmark Pharmaceuticals Ltd. ...... Pharmaceuticals 41,879 984,114
Gujarat State Petronet Ltd. ......... Gas Utilities 383,687 1,285,265
Hexaware Technologies Ltd. ........ IT Services 115,082 600,301
a
Honasa Consumer Ltd. ............ Personal Care Products 1,712,069 5,712,873
KEI Industries Ltd. ................ Electrical Equipment 57,156 3,194,961
a,d
MakeMyTrip Ltd. ................. Hotels, Restaurants & Leisure 70,867 4,001,860
a
Max Financial Services Ltd. ......... Insurance 384,234 7,658,811
a
Meesho Ltd. .................... Broadline Retail 266,355 468,410
Nexus Select Trust ............... Retail REITs 1,616,066 2,872,552
a
PB Fintech Ltd. .................. Insurance 161,979 2,639,427
a,b
Physicswallah Ltd. , 144A , Reg S ..... Diversified Consumer Services 1,863,645 1,773,383
a,b
Pine Labs Ltd. , 144A , Reg S ........ Financial Services 666,586 1,393,675
Redington Ltd. .................. Electronic Equipment, Instruments &
Components 1,963,666 6,062,876
a
ReNew Energy Global plc , A ........ Independent Power and Renewable Electricity
Producers 454,459 2,508,614

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Emerging Markets Small Cap Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a Industry Shares a Value
a
Common Stocks
(continued)
India (continued)
a
Restaurant Brands Asia Ltd. ........ Hotels, Restaurants & Leisure 1,413,186 $ 988,223
97,783,792
Indonesia 1.6%
Avia Avian Tbk. PT ............... Chemicals 109,085,200 2,861,355
a
GoTo Gojek Tokopedia Tbk. PT , A .... Broadline Retail 672,129,375 2,445,216
5,306,571
Italy 0.7%
a,b,d
Wizz Air Holdings plc , 144A , Reg S ... Passenger Airlines 144,080 2,375,175
Kazakhstan 1.7%
b
Halyk Savings Bank of Kazakhstan JSC ,
GDR , Reg S .................. Banks 174,733 5,652,612
Mexico 2.2%
Bolsa Mexicana de Valores SAB de CV Capital Markets 2,840,643 6,274,420
Grupo Aeroportuario del Centro Norte
SAB de CV , B ................. Transportation Infrastructure 51,274 783,281
7,057,701
Peru 0.6%
Intercorp Financial Services, Inc. ..... Banks 39,215 1,897,222
Philippines 5.2%
Century Pacific Food, Inc. .......... Food Products 6,833,319 4,734,086
International Container Terminal
Services, Inc. .................. Transportation Infrastructure 992,218 12,368,953
17,103,039
Saudi Arabia 0.8%
a
Jahez International Co. ............ Hotels, Restaurants & Leisure 60,742 191,497
Mouwasat Medical Services Co. ..... Health Care Providers & Services 151,114 2,563,780
2,755,277
South Africa 0.9%
Netcare Ltd. .................... Health Care Providers & Services 2,655,598 2,863,435
South Korea 11.6%
a
Hugel, Inc. ..................... Biotechnology 42,937 8,060,433
ISC Co. Ltd. .................... Semiconductors & Semiconductor Equipment 21,036 2,825,740
e
JB Financial Group Co. Ltd. ........ Banks 247,599 5,459,724
LEENO Industrial, Inc. ............. Semiconductors & Semiconductor Equipment 149,951 11,108,618
a
LigaChem Biosciences, Inc. ........ Life Sciences Tools & Services 13,452 1,791,603
LX Semicon Co. Ltd. .............. Semiconductors & Semiconductor Equipment 13,198 536,634
Misto Holdings Corp. .............. Textiles, Apparel & Luxury Goods 139,660 4,748,833
Soulbrain Co. Ltd. ................ Chemicals 10,356 3,213,429
Vieworks Co. Ltd. ................ Health Care Equipment & Supplies 23,220 420,717
38,165,731
Taiwan 13.3%
Eclat Textile Co. Ltd. .............. Textiles, Apparel & Luxury Goods 323,020 4,348,894
King Yuan Electronics Co. Ltd. ...... Semiconductors & Semiconductor Equipment 305,375 3,142,171
Kinsus Interconnect Technology Corp. . Semiconductors & Semiconductor Equipment 571,041 5,642,773
Merida Industry Co. Ltd. ........... Leisure Products 852,459 2,037,443
momo.com, Inc. ................. Broadline Retail 23,789 145,831
Novatek Microelectronics Corp. ...... Semiconductors & Semiconductor Equipment 638,010 7,966,585
Poya International Co. Ltd. ......... Broadline Retail 295,807 4,766,145
Primax Electronics Ltd. ............ Electronic Equipment, Instruments &
Components 1,190,975 3,096,915

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Emerging Markets Small Cap Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a Industry Shares a Value
a
Common Stocks
(continued)
Taiwan (continued)
Shin Zu Shing Co. Ltd. ............ Machinery 49,336 $ 321,601
Synnex Technology International Corp. Electronic Equipment, Instruments &
Components 3,620,429 8,317,679
Visual Photonics Epitaxy Co. Ltd. .... Semiconductors & Semiconductor Equipment 438,977 3,005,301
Yageo Corp. .................... Electronic Equipment, Instruments &
Components 118,774 1,112,581
43,903,919
Thailand 1.7%
Dynasty Ceramic PCL ............. Building Products 14,149,786 568,996
Major Cineplex Group PCL ......... Entertainment 3,527,362 908,421
Tisco Financial Group PCL ......... Banks 1,113,077 4,099,160
5,576,577
United Arab Emirates 3.1%
Americana Restaurants International plc Hotels, Restaurants & Leisure 1,174,392 639,954
Burjeel Holdings plc .............. Health Care Providers & Services 7,054,224 2,496,697
Emirates Central Cooling Systems Corp. Water Utilities 4,391,578 2,128,207
Spinneys 1961 Holding plc ......... Consumer Staples Distribution & Retail 6,537,484 2,669,777
Taaleem Holdings PJSC ........... Diversified Consumer Services 2,133,071 2,305,520
10,240,155
Vietnam 8.5%
Asia Commercial Bank JSC ........ Banks 4,244,908 4,001,247
FPT Corp. ...................... IT Services 2,177,580 7,767,218
Military Commercial Joint Stock Bank . Banks 5,035,516 5,510,163
Mobile World Investment Corp. ...... Specialty Retail 3,004,867 10,741,145
28,019,773
Total Common Stocks (Cost $ 207,942,485 ) .....................................
308,716,758
a
Preferred Stocks 2.3%
Brazil 1.2%
f
Bradespar SA , 7 .2% .............. Metals & Mining 864,404 4,186,707
Chile 1.1%
f
Embotelladora Andina SA , B , 1 .44% .. Beverages 743,022 3,580,080
Total Preferred Stocks (Cost $ 6,691,591 ) .......................................
7,766,787
Rights
a a
Rights 0.0%
†
Brazil 0.0%
†
a
Hypera SA , 3/17/26 ............... Pharmaceuticals 21,055 8,625
Total Rights (Cost $ – ) ........................................................
8,625
Total Long Term Investments (Cost $ 214,634,076 ) ...............................
316,492,170

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Emerging Markets Small Cap Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments 5.2%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 4.6%
United States 4.6%
g,h
Franklin Institutional U.S. Government
Money Market Fund , 3.583% ...... 15,276,993 $ 15,276,993
Total Money Market Funds (Cost $ 15,276,993 ) ..................................
15,276,993
i
Investments from Cash Collateral Received for Loaned
Securities 0.6%
Money Market Funds 0.6%
g,h
Franklin Institutional U.S. Government
Money Market Fund , 3.583% ...... 1,889,423 1,889,423
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$ 1,889,423 ) .................................................................
1,889,423
a a a a a
Total Short Term Investments (Cost $ 17,166,416 ) ................................
17,166,416
a a a
Total Investments (Cost $ 231,800,492 ) 101.3% ..................................
$333,658,586
Other Assets, less Liabilities (1.3) % ...........................................
(4,470,033)
Net Assets 100.0% ...........................................................
$329,188,553
a a a
See A bbreviations on page 24 .
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2026, the aggregate value of these securities was $24,790,815, representing 7.5% of net assets.
c
Variable interest entity (VIE). See Note 6 regarding investments made through a VIE structure. At February 28, 2026, the aggregate value of these securities was
$5,279,379, representing 1.6% of net assets.
d
A portion or all of the security is on loan at February 28, 2026. See Note 1(d).
e
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
f
Variable rate security. The rate shown represents the yield at period end.
g
See Note 3(f) regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.
i
See Note 1(d) regarding securities on loan.

Templeton Global Investment Trust
Financial Statements
Statement of Assets and Liabilities
February 28, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Templeton
Emerging
Markets Small
Cap Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $214,634,076
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 17,166,416
Value - Unaffiliated issuers (Includes securities loaned of $ 2,988,359 ) .................................. $316,492,170
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 17,166,416
Receivables:
Investment securities sold ................................................................... 2,561,920
Capital shares sold ........................................................................ 216,799
Dividends ............................................................................... 393,206
Total assets .......................................................................... 336,830,511
Liabilities:
Payables:
Investment securities purchased .............................................................. 1,490,015
Capital shares redeemed ................................................................... 155,141
Management fees ......................................................................... 221,877
Distribution fees .......................................................................... 38,705
Transfer agent fees ........................................................................ 128,854
Trustees' fees and expenses ................................................................. 2,463
Payable upon return of securities loaned (Note 1 d ) .................................................. 1,889,423
Deferred taxes on unrealized appreciation ........................................................ 3,544,465
Accrued expenses and other liabilities ........................................................... 171,015
Total liabilities ......................................................................... 7,641,958
Net assets, at value ................................................................. $329,188,553
Net assets consist of:
Paid-in capital ............................................................................. $244,367,816
Total distributable earnings (losses) ............................................................. 84,820,737
Net assets, at value ................................................................. $329,188,553

Templeton Global Investment Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
February 28, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Templeton
Emerging
Markets Small
Cap Fund
Class A:
Net assets, at value ....................................................................... $176,683,863
Shares outstanding ........................................................................ 10,955,235
Net asset value per share
a ,b
.................................................................. $16.13
Maximum offering price per share (net asset value per share ÷ 94 .50% )
b
................................ $17.07
Class C:
Net assets, at value ....................................................................... $5,709,557
Shares outstanding ........................................................................ 387,095
Net asset value and maximum offering price per share
a ,b
............................................ $14.75
Class R:
Net assets, at value ....................................................................... $2,372,833
Shares outstanding ........................................................................ 150,547
Net asset value and maximum offering price per share
b
............................................. $15.76
Class R6:
Net assets, at value ....................................................................... $26,458,598
Shares outstanding ........................................................................ 1,610,341
Net asset value and maximum offering price per share
b
............................................. $16.43
Advisor Class:
Net assets, at value ....................................................................... $117,963,702
Shares outstanding ........................................................................ 7,166,243
Net asset value and maximum offering price per share
b
............................................. $16.46
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Templeton Global Investment Trust
Financial Statements
Statement of Operations
for the six months ended February 28, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Templeton
Emerging
Markets Small
Cap Fund
Investment income:
Dividends: (net of foreign taxes of $188,392)
Unaffiliated issuers ........................................................................ $2,277,712
Non-controlled affiliates (Note 3 f ) ............................................................. 217,407
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... (4,840)
Non-controlled affiliates (Note 3 f ) ............................................................. 8,026
Total investment income ................................................................... 2,498,305
Expenses:
Management fees (Note 3 a ) ................................................................... 2,274,215
Distribution fees: (Note 3c )
Class A ................................................................................ 215,275
Class C ................................................................................ 29,576
Class R ................................................................................ 5,442
Transfer agent fees: (Note 3e )
Class A ................................................................................ 276,143
Class C ................................................................................ 9,494
Class R ................................................................................ 3,535
Class R6 ............................................................................... 6,875
Advisor Class ............................................................................ 191,765
Custodian fees ............................................................................ 68,407
Reports to shareholders fees .................................................................. 22,194
Registration and filing fees .................................................................... 56,943
Professional fees ........................................................................... 53,453
Trustees' fees and expenses .................................................................. 21,195
Other .................................................................................... 15,696
Total expenses ......................................................................... 3,250,208
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (567,288)
Net expenses ......................................................................... 2,682,920
Net investment income (loss) ............................................................ (184,615)
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $1,326,808)
Unaffiliated issuers ...................................................................... 13,852,767
Foreign currency transactions ................................................................ 52,229
Net realized gain (loss) .................................................................. 13,904,996
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 15,166,179
Translation of other assets and liabilities denominated in foreign currencies .............................. (81,423)
Change in deferred taxes on unrealized appreciation ............................................... 1,749,994
Net change in unrealized appreciation (depreciation) ............................................ 16,834,750
Net realized and unrealized gain (loss) ............................................................ 30,739,746
Net increase (decrease) in net assets resulting from operations .......................................... $30,555,131

Templeton Global Investment Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Templeton Emerging Markets Small Cap
Fund
Six Months Ended
February 28, 2026
(unaudited)
Year Ended
August 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ............................................ $(184,615) $3,020,820
Net realized gain (loss) ................................................. 13,904,996 23,297,299
Net change in unrealized appreciation (depreciation) ........................... 16,834,750 (7,308,764)
Net increase (decrease) in net assets resulting from operations ................ 30,555,131 19,009,355
Distributions to shareholders:
Class A ............................................................. (1,888,104) (496,560)
Class C ............................................................. (26,620) —
Class R ............................................................. (22,349) (365)
Class R6 ............................................................ (350,958) (137,313)
Advisor Class ........................................................ (1,659,508) (615,542)
Total distributions to shareholders .......................................... (3,947,539) (1,249,780)
Capital share transactions: (Note 2 )
Class A ............................................................. (24,697,874) (9,917,783)
Class C ............................................................. (1,152,317) (2,454,235)
Class R ............................................................. 87,531 (146,912)
Class R6 ............................................................ (781,057) (2,280,490)
Advisor Class ........................................................ (15,787,345) (11,880,529)
Total capital share transactions ............................................ (42,331,062) (26,679,949)
Net increase (decrease) in net assets ................................... (15,723,470) (8,920,374)
Net assets:
Beginning of period ..................................................... 344,912,023 353,832,397
End of period .......................................................... $329,188,553 $344,912,023

Templeton Global Investment Trust

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
Templeton Emerging Markets Small Cap Fund
1. Organization and Significant Accounting Policies
Templeton Global Investment Trust (Trust) is registered
under the Investment Company Act of 1940 (1940 Act) as
an open-end management investment company, consisting
of three separate funds. The Trust follows the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC
946) and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946.
Templeton Emerging Markets Small Cap Fund (Fund)
is included in this report. The Fund offers five classes of
shares: Class A, Class C, Class R, Class R6 and Advisor
Class. Class C shares automatically convert to Class A
shares on a monthly basis, after they have been held for
8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on
matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
February 28, 2026, certain securities may have been fair
valued using these procedures, in which case the securities

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Emerging Markets Small Cap Fund
(continued)
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery basis, with payment
and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the
risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally
purchase these securities with the intention of holding the
securities, it may sell the securities before the settlement date.
d. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business
each day; any additional collateral required due to changes
in security values is delivered to the Fund on the next
business day. Any cash collateral received is deposited into a joint cash account with other funds and is used to invest
in a money market fund managed by Franklin Advisers,
Inc., an affiliate of the Fund. Additionally, at February 28,
2026, the Fund held $1,422,660 in U.S. Government and
Agency securities as collateral. These securities are held as collateral in segregated accounts with the Fund's custodian.
The Fund cannot repledge or resell these securities held
as collateral. As such, the non-cash collateral is excluded
from the Statement of Assets and Liabilities. The Fund may
receive income from the investment of cash collateral, in
addition to lending fees paid by the borrower. Income from
securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately
in the Statement of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Emerging Markets Small Cap Fund
(continued)
the collateral received. The securities lending agent has
agreed to indemnify the Fund in the event of default by a
third party borrower. Securities on loan outstanding at period end, if any, are listed in the Fund's Schedule of Investments.
e. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Fund invests. In
some cases, the Fund may be entitled to reclaim all or a
portion of such taxes, and such reclaim amounts, if any,
are reflected as a dividend receivable in the Statement of
Assets and Liabilities and dividend income in the Statement
of Operations. In many cases, however, the Fund may
not receive such amounts for an extended period of time,
depending on the country of investment. When a capital gain
tax is determined to apply, the Fund records an estimated
deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of February 28, 2026, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund’s federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
1. Organization and Significant Accounting Policies
(continued)
d. Securities Lending
(continued)

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Emerging Markets Small Cap Fund
(continued)
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At February 28, 2026, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:
Six Months Ended
February 28, 2026
Year Ended
August 31, 2025
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 535,127 $8,092,955 1,794,416 $23,613,763
Shares issued in reinvestment of distributions .......... 110,706 1,639,551 31,044 420,338
Shares redeemed ............................... (2,289,841) (34,430,380) (2,452,455) (33,951,884)
Net increase (decrease) .......................... (1,644,008) $(24,697,874) (626,995) $(9,917,783)
Class C Shares:
Shares sold ................................... 20,259 $279,473 62,246 $783,295
Shares issued in reinvestment of distributions .......... 1,935 26,239 — —
Shares redeemed
a
.............................. (105,199) (1,458,029) (255,198) (3,237,530)
Net increase (decrease) .......................... (83,005) $(1,152,317) (192,952) $(2,454,235)
Class R Shares:
Shares sold ................................... 10,994 $161,305 21,078 $295,050
Shares issued in reinvestment of distributions .......... 1,544 22,349 27 365
Shares redeemed ............................... (6,423) (96,123) (32,365) (442,327)
Net increase (decrease) .......................... 6,115 $87,531 (11,260) $(146,912)
Class R6 Shares:
Shares sold ................................... 111,970 $1,716,988 264,654 $3,803,737
Shares issued in reinvestment of distributions .......... 16,750 252,591 6,961 95,988
Shares redeemed ............................... (178,123) (2,750,636) (446,617) (6,180,215)
Net increase (decrease) .......................... (49,403) $(781,057) (175,002) $(2,280,490)
Advisor Class Shares:
Shares sold ................................... 505,632 $7,795,250 1,305,054 $18,499,345
Shares issued in reinvestment of distributions .......... 101,584 1,534,929 41,610 574,633
Shares redeemed ............................... (1,633,887) (25,117,524) (2,176,760) (30,954,507)
Net increase (decrease) .......................... (1,026,671) $(15,787,345) (830,096) $(11,880,529)
a
May include a portion of Class C shares that were automatically converted to Class A.
1. Organization and Significant Accounting Policies
(continued)
h. Guarantees and Indemnifications
(continued)

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Emerging Markets Small Cap Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Asset Management based on the average daily net assets of the Fund as follows:
For the period ended February 28, 2026, the annualized gross effective investment management fee rate was 1.400% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Asset Management, FT Services provides administrative services to the Fund. The fee is paid by
Asset Management based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund's Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
Subsidiary Affiliation
Templeton Asset Management Ltd. (Asset Management) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
1.400% Up to and including $500 million
1.300% Over $500 million, up to and including $1 billion
1.200% In excess of $1 billion
Class A .................................................................................... 0.35%
Class C .................................................................................... 1.00%
Class R .................................................................................... 0.50%

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Emerging Markets Small Cap Fund
(continued)
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Fund based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the period ended February 28, 2026, the Fund paid transfer agent fees as noted in the Statement of Operations, of which
$72,463 was retained by Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the period ended February 28, 2026, the Fund held investments in affiliated management investment companies as follows:
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $2,204
CDSC retained .............................................................................. $72
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Emerging Markets Small Cap Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.583% ............ $20,993,046 $49,102,722 $(54,818,775) $— $— $15,276,993 15,276,993 $217,407
3. Transactions with Affiliates
(continued)

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Emerging Markets Small Cap Fund
(continued)
g. Waiver and Expense Reimbursements
Asset Management has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding distribution fees, acquired fund fees and expenses, and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 1.50% based on the average net assets of each class until
December 31, 2026. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
Transfer agent fees on Class R6 shares of the Fund have been capped so that transfer agent fees for that class do not exceed
0.03% based on the average net assets of the class until December 31, 2026.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At August 31, 2025, the capital loss carryforwards were as follows:
At February 28, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales, passive foreign investment company shares, foreign capital gains tax and corporate actions.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Emerging Markets Small Cap Fund (continued)
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 3.583% ............ $— $11,204,572 $(9,315,149) $— $— $1,889,423 1,889,423 $8,026
Total Affiliated Securities ... $20,993,046 $60,307,294 $(64,133,924) $— $— $17,166,416 $225,433
Capital loss carryforwards not subject to expiration:
Long term ................................................................................ $ 12,186,377
Cost of investments .......................................................................... $245,647,053
Unrealized appreciation ........................................................................ $123,501,133
Unrealized depreciation ........................................................................ (35,489,600)
Net unrealized appreciation (depreciation) .......................................................... $88,011,533
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Emerging Markets Small Cap Fund
(continued)
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended February 28, 2026, aggregated
$27,896,691 and $71,332,389, respectively.
At February 28, 2026, in connection with securities lending transactions, the Fund loaned equity investments and received
$1,889,423 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
6. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
Certain investments in Chinese companies are made through a special structure known as a VIE. In a VIE structure, foreign investors, such as the Fund, will only own stock in a shell company rather than directly in the VIE, which must be owned by
Chinese nationals (and/or Chinese companies) to obtain the licenses and/or assets required to operate in a restricted or prohibited sector in China. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, the structure historically has not been formally recognized under Chinese law and it is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the structure. It is also uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the
VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the
Fund’s returns and net asset value.
7. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 29, 2027. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended February 28, 2026, the Fund did not use the Global Credit Facility.
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Emerging Markets Small Cap Fund
(continued)
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of February 28, 2026, in valuing the Fund's assets carried at fair value, is as follows:
9. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The chief investment officer of the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the
CODM aligns with the accounting policies and measurement principles used in the financial statements.
Level 1 Level 2 Level 3 Total
Templeton Emerging Markets Small Cap Fund
Assets:
Investments in Securities:
a
Common Stocks :
Brazil ................................ $ 3,292,814 $ — $ — $ 3,292,814
China ............................... 8,957,206 8,209,656 — 17,166,862
Georgia .............................. — 7,484,336 — 7,484,336
Greece .............................. 4,192,520 — — 4,192,520
Hong Kong ........................... — 713,168 — 713,168
Hungary ............................. 7,166,079 — — 7,166,079
India ................................ 22,107,413 75,676,379 — 97,783,792
Indonesia ............................ — 5,306,571 — 5,306,571
Italy ................................. — 2,375,175 — 2,375,175
Kazakhstan ........................... 5,652,612 — — 5,652,612
Mexico .............................. 7,057,701 — — 7,057,701
Peru ................................ 1,897,222 — — 1,897,222
Philippines ............................ 4,734,086 12,368,953 — 17,103,039
Saudi Arabia .......................... — 2,755,277 — 2,755,277
South Africa ........................... 2,863,435 — — 2,863,435
South Korea .......................... — 38,165,731 — 38,165,731
Taiwan ............................... — 43,903,919 — 43,903,919
Thailand ............................. 568,996 5,007,581 — 5,576,577
United Arab Emirates .................... 9,600,201 639,954 — 10,240,155
Vietnam .............................. 28,019,773 — — 28,019,773
Preferred Stocks ........................ 7,766,787 — — 7,766,787
Rights ................................ 8,625 — — 8,625
Short Term Investments ................... 17,166,416 — — 17,166,416
Total Investments in Securities ........... $131,051,886 $202,606,700
b
$— $333,658,586
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes foreign securities valued at $202,138,290, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
8. Fair Value Measurements
(continued)

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Emerging Markets Small Cap Fund
(continued)
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
10. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
ADR
American Depositary Receipt
GDR
Global Depositary Receipt
REIT
Real Estate Investment Trust
9. Operating Segments
(continued)

Templeton Global Investment Trust

franklintempleton.com
Semiannual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

4398-SFSOI 04/26
© 2026 Franklin Templeton. All rights reserved.

Franklin Templeton
SMACS: Series EM
Financial Statements and Other Important Information
Semi-Annual | February 28, 2026
If you need assistance accessing this content, please reach out to your sales representative or send an email to
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Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual
1
Financial Highlights and Schedule of Investments 2
Financial Statements 6
Notes to Financial Statements 9
Changes In and Disagreements with Accountants 17
Results of Meeting(s) of Shareholders 17
Remuneration Paid to Directors, Officers and Others 17
Board Approval of Management and Subadvisory Agreements 17

TEMPLETON GLOBAL INVESTMENT TRUST
Financial Highlights
Franklin Templeton SMACS: Series EM
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
2
a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
Year Ended
August 31,
2022
a
2025 2024 2023
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ................. $10.57 $9.07 $7.92 $7.66 $10.00
Income from investment operations
b
:
Net investment income
c
......................... 0.09 0.25 0.27 0.34
d
0.19
Net realized and unrealized gains (losses) ........... 6.75 1.52 1.27 0.22 (2.47)
Total from investment operations .................... 6.84 1.77 1.54 0.56 (2.28)
Less distributions from:
Net investment income .......................... (0.40) (0.27) (0.39) (0.30) (0.06)
Net asset value, end of period ...................... $17.01 $10.57 $9.07 $7.92 $7.66
Total return
e
................................... 66.12% 20.27% 20.33% 7.43% (22.92)%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ...... 13.54% 9.95% 13.34% 15.23% 17.93%
Expenses net of waiver and payments by affiliates ....... —% —% —% —% —%
Net investment income ........................... 1.42% 2.74% 3.26% 4.37%
d
2.48%
Supplemental data
Net assets, end of period (000’s) .................... $1,910 $1,232 $1,023 $894 $849
Portfolio turnover rate ............................ 11.87% 18.45% 34.19% 35.74% 31.11%
a
For the period October 20, 2021 (commencement of operations) to August 31, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Net investment income per share includes approximately $0.12 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.85%.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.

Templeton Global Investment Trust
Schedule of Investments (unaudited), February 28, 2026
Franklin Templeton SMACS: Series EM
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
3
a a Industry Shares a Value
a
Common Stocks 100.6%
Brazil 1.7%
a
Hypera SA ..................... Pharmaceuticals 2,794 $ 12,579
TOTVS SA ..................... Software 2,882 21,273
33,852
China 7.8%
b
Budweiser Brewing Co. APAC Ltd. ,
144A , Reg S .................. Beverages 26,161 25,983
China Merchants Bank Co. Ltd. , A .... Banks 900 5,083
COSCO SHIPPING Ports Ltd. ....... Transportation Infrastructure 8,825 7,313
b
Greentown Service Group Co. Ltd. , Reg
S ........................... Real Estate Management & Development 6,432 3,578
Haier Smart Home Co. Ltd. , D ....... Household Durables 6,483 15,260
b,c
Kuaishou Technology , 144A , Reg S ... Interactive Media & Services 1,704 13,512
NARI Technology Co. Ltd. , A ........ Electrical Equipment 10,609 42,224
Uni-President China Holdings Ltd. .... Food Products 12,460 12,295
Weichai Power Co. Ltd. , H ......... Machinery 5,871 24,431
149,679
Hungary 1.7%
Richter Gedeon Nyrt. ............. Pharmaceuticals 853 31,936
India 5.6%
ACC Ltd. ....................... Construction Materials 541 9,477
a
Ather Energy Ltd. ................ Automobiles 1,083 8,463
Bajaj Holdings & Investment Ltd. ..... Financial Services 201 23,895
Brigade Enterprises Ltd. ........... Real Estate Management & Development 928 7,083
a
Eternal Ltd. ..................... Hotels, Restaurants & Leisure 7,769 21,024
Federal Bank Ltd. ................ Banks 2,281 7,527
HDFC Bank Ltd. ................. Banks 430 4,203
a
Niva Bupa Health Insurance Co. Ltd. .. Insurance 11,564 9,544
a,b
Pine Labs Ltd. , 144A , Reg S ........ Financial Services 7,409 15,491
106,707
Indonesia 0.6%
Astra International Tbk. PT ......... Industrial Conglomerates 29,611 11,782
Italy 0.1%
a,b
Wizz Air Holdings plc , 144A , Reg S ... Passenger Airlines 74 1,220
Mexico 0.0%
†
a,b
Nemak SAB de CV , 144A , Reg S .... Automobile Components 197 37
Philippines 0.9%
BDO Unibank, Inc. ............... Banks 7,475 17,777
South Africa 3.7%
Discovery Ltd. ................... Insurance 2,759 45,284
Netcare Ltd. .................... Health Care Providers & Services 22,301 24,046
69,330
South Korea 43.9%
Doosan Bobcat, Inc. .............. Machinery 667 30,077
a
Hanmi Pharm Co. Ltd. ............. Pharmaceuticals 33 13,596
Hyundai Motor Co. ............... Automobiles 212 99,391
LG Corp. ....................... Industrial Conglomerates 787 58,891
Misto Holdings Corp. .............. Textiles, Apparel & Luxury Goods 301 10,235
NAVER Corp. ................... Interactive Media & Services 225 39,747
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 1,700 254,441
Samsung Life Insurance Co. Ltd. ..... Insurance 179 28,655

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series EM
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
4
a a Industry Shares a Value
a
Common Stocks
(continued)
South Korea (continued)
a
Samsung SDI Co. Ltd. ............ Electronic Equipment, Instruments &
Components 36 $ 11,671
SK Hynix, Inc. ................... Semiconductors & Semiconductor Equipment 398 294,278
840,982
Taiwan 29.6%
Hon Hai Precision Industry Co. Ltd. ... Electronic Equipment, Instruments &
Components 9,466 72,403
d
Lite-On Technology Corp. .......... Technology Hardware, Storage & Peripherals 6,364 34,738
MediaTek, Inc. .................. Semiconductors & Semiconductor Equipment 1,270 78,231
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 5,564 347,184
Zhen Ding Technology Holding Ltd. ... Electronic Equipment, Instruments &
Components 4,782 31,616
564,172
Thailand 2.3%
Kasikornbank PCL ............... Banks 2,205 14,254
Minor International PCL ............ Hotels, Restaurants & Leisure 22,549 18,856
Star Petroleum Refining PCL ........ Oil, Gas & Consumable Fuels 19,098 4,679
Thai Beverage PCL ............... Beverages 14,544 5,282
43,071
Turkiye 0.5%
BIM Birlesik Magazalar A/S ......... Consumer Staples Distribution & Retail 581 8,849
United Arab Emirates 2.2%
Emaar Development PJSC ......... Real Estate Management & Development 5,476 28,848
Emirates Central Cooling Systems Corp. Water Utilities 21,384 10,363
Spinneys 1961 Holding plc ......... Consumer Staples Distribution & Retail 9,802 4,003
43,214
Total Common Stocks (Cost $ 951,714 ) .........................................
1,922,608
Rights
a a
Rights 0.0%
†
Brazil 0.0%
†
a
Hypera SA , 3/17/26 ............... Pharmaceuticals 311 128
Total Rights (Cost $ – ) ........................................................

Total Long Term Investments (Cost $ 951,714 ) ...................................
1,922,736

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series EM
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
5
Short Term Investments 0.1%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 0.1%
United States 0.1%
e,f
Franklin Institutional U.S. Government
Money Market Fund , 3.583% ...... 1,839 $ 1,839
Total Money Market Funds (Cost $ 1,839 ) .......................................
1,839
a a a a a
Total Short Term Investments (Cost $ 1,839 ) ....................................
1,839
a a a
Total Investments (Cost $ 953,553 ) 100.7% ......................................
$1,924,575
Other Assets, less Liabilities (0.7) % ...........................................
(14,090)
Net Assets 100.0% ...........................................................
$1,910,485
a a a
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2026, the aggregate value of these securities was $59,821, representing 3.1% of net assets.
c
Variable interest entity (VIE). See Note 6 regarding investments made through a VIE structure. At February 28, 2026, the value of this security was $13,512, representing
0.7% of net assets.
d
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
e
See Note 3(d) regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Templeton Global Investment Trust
Financial Statements
Statement of Assets and Liabilities
February 28, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
6
Franklin
Templeton
SMACS: Series
EM
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $951,714
Cost - Non-controlled affiliates (Note 3 d ) ........................................................ 1,839
Value - Unaffiliated issuers .................................................................. $1,922,736
Value - Non-controlled affiliates (Note 3 d ) ....................................................... 1,839
Receivables:
Investment securities sold ................................................................... 7,255
Dividends ............................................................................... 2,727
Affiliates ................................................................................ 33,119
Total assets .......................................................................... 1,967,676
Liabilities:
Payables:
Investment securities purchased .............................................................. 1,613
Professional fees ......................................................................... 44,196
Trustees' fees and expenses ................................................................. 953
Deferred taxes on unrealized appreciation ........................................................ 2,065
Accrued expenses and other liabilities ........................................................... 8,364
Total liabilities ......................................................................... 57,191
Net assets, at value ................................................................. $1,910,485
Net assets consist of:
Paid-in capital ............................................................................. $1,108,882
Total distributable earnings (losses) ............................................................. 801,603
Net assets, at value ................................................................. $1,910,485
Shares outstanding ......................................................................... 112,335
Net asset value per share
a
.................................................................... $17.01
a
Net asset value per share may not recalculate due to rounding.

Templeton Global Investment Trust
Financial Statements
Statement of Operations
for the six months ended February 28, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
7
Franklin
Templeton
SMACS: Series
EM
Investment income:
Dividends: (net of foreign taxes of $1,837)
Unaffiliated issuers ........................................................................ $10,144
Non-controlled affiliates (Note 3 d ) ............................................................. 195
Other income
a
............................................................................. 39
Total investment income ................................................................... 10,378
Expenses:
Transfer agent fees (Not e 3c) .................................................................. 427
Custodian fees ............................................................................ 534
Reports to shareholders fees .................................................................. 3,849
Registration and filing fees .................................................................... 23,366
Professional fees ........................................................................... 64,010
Trustees' fees and expenses .................................................................. 884
Other .................................................................................... 5,873
Total expenses ......................................................................... 98,943
Expenses waived/paid by affiliates (Note 3 d and 3 e ) .............................................. (98,943)
Net expenses ......................................................................... —
Net investment income ................................................................ 10,378
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $1,119)
Unaffiliated issuers ...................................................................... 48,275
Foreign currency transactions ................................................................ (51)
Net realized gain (loss) .................................................................. 48,224
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 717,042
Translation of other assets and liabilities denominated in foreign currencies .............................. (58)
Change in deferred taxes on unrealized appreciation ............................................... 2,748
Net change in unrealized appreciation (depreciation) ............................................ 719,732
Net realized and unrealized gain (loss) ............................................................ 767,956
Net increase (decrease) in net assets resulting from operations .......................................... $778,334
a
Other income includes payments by Asset Management for acquired fund fees and expenses (See Note 3e).

Templeton Global Investment Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
8
Franklin Templeton SMACS: Series EM
Six Months Ended
February 28, 2026
(unaudited)
Year Ended
August 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $10,378 $28,573
Net realized gain (loss) ................................................. 48,224 (46,137)
Net change in unrealized appreciation (depreciation) ........................... 719,732 219,322
Net increase (decrease) in net assets resulting from operations ................ 778,334 201,758
Distributions to shareholders .............................................. (46,512) (30,029)
Capital share transactions (Note 2 ) .......................................... (52,959) 36,730
Net increase (decrease) in net assets ................................... 678,863 208,459
Net assets:
Beginning of period ..................................................... 1,231,622 1,023,163
End of period .......................................................... $1,910,485 $1,231,622

Templeton Global Investment Trust
9
franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
Franklin Templeton SMACS: Series EM
1. Organization and Significant Accounting Policies
Templeton Global Investment Trust (Trust) is registered
under the Investment Company Act of 1940 (1940 Act) as
an open-end management investment company, consisting
of three separate funds. The Trust follows the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC
946) and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946. Franklin
Templeton SMACS: Series EM (Fund) is included in this
report.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
February 28, 2026, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)
10
franklintempleton.com
Semiannual Report
Franklin Templeton SMACS: Series EM
(continued)
of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery basis, with payment
and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the
risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally
purchase these securities with the intention of holding the
securities, it may sell the securities before the settlement date.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and  excise taxes. As a result, no provision for U.S.
federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Fund invests. In
some cases, the Fund may be entitled to reclaim all or a
portion of such taxes, and such reclaim amounts, if any,
are reflected as a dividend receivable in the Statement of
Assets and Liabilities and dividend income in the Statement
of Operations. In many cases, however, the Fund may
not receive such amounts for an extended period of time,
depending on the country of investment. When a capital gain
tax is determined to apply, the Fund records an estimated
deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of February 28, 2026, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund’s federal and state income and federal excise
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)
11
franklintempleton.com
Semiannual Report
Franklin Templeton SMACS: Series EM
(continued)
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends
from securities where the dividend rate is not available.
In such cases, the dividend is recorded as soon as
the information is received by the Fund. Distributions
to shareholders are recorded on the ex-dividend date.
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At February 28, 2026, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Six Months Ended
February 28, 2026
Year Ended
August 31, 2025
Shares Amount Shares Amount
Shares sold ................................... 873 $10,400 3,657 $36,730
Shares redeemed ............................... (5,004) (63,359) — —
Net increase (decrease) .......................... (4,131) $(52,959) 3,657 $36,730
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)
12
franklintempleton.com
Semiannual Report
Franklin Templeton SMACS: Series EM
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
Asset Management provides investment management services to the Fund. The Fund does not pay a fee for these services.
Under a subadvisory agreement, FTIML, an affiliate of Asset Management, provides subadvisory services to the Fund. The
Fund does not pay a fee for these services.
b. Administrative Fees
Under an agreement with Asset Management, FT Services provides administrative services to the Fund and is not paid by the
Fund for the services.
c. Transfer Agent Fees
The Fund pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Fund based upon relative assets and relative transactions. In addition, the Fund reimburses Investor Services for out of pocket expenses incurred and reimburses shareholder servicing fees paid to third parties.
For the period ended February 28, 2026, the Fund paid transfer agent fees as noted in the Statement of Operations, of which
$127 was retained by Investor Services.
d. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Asset Management has contractually agreed to reimburse expenses of the Fund in an amount equal to fees indirectly borne by the Fund on assets invested in the affiliated management investment companies, as noted in the Statement of Operations. During the period ended February 28,
2026, investments in affiliated management investment companies were as follows:
Subsidiary Affiliation
Templeton Asset Management Ltd. (Asset Management) Investment manager
Franklin Templeton Investment Management Ltd. (FTIML) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)
13
franklintempleton.com
Semiannual Report
Franklin Templeton SMACS: Series EM
(continued)
e. Waiver and Expense Reimbursements
Asset Management has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations), interest expense and acquired fund fees and expenses of the Fund do not exceed 0.00% based on the average net assets until December 31, 2026. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Acquired fund fees and expenses are indirect expenses, and therefore Asset Management may make payments, if necessary, to the Fund to offset these estimated indirect expenses. Payments by Asset Management for the period ended February 28,
2026, are reflected as other income in the Statement of Operations.
f. Other Affiliated Transactions
At February 28, 2026, Templeton International, Inc. owned 100% of the Fund's outstanding shares. Investment activities of this shareholder could have a material impact on the Fund.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At August 31, 2025, the capital loss carryforwards were as follows:
At February 28, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Templeton SMACS: Series EM
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.583% ............ $64,989 $225,260 $(288,410) $— $— $1,839 1,839 $195
Total Affiliated Securities ... $64,989 $225,260 $(288,410) $— $— $1,839 $195
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $ 4,657
Long term ................................................................................ 184,659
Total capital loss carryforwards ............................................................... $189,316
Cost of investments .......................................................................... $975,024
Unrealized appreciation ........................................................................ $991,361
Unrealized depreciation ........................................................................ (41,810)
Net unrealized appreciation (depreciation) .......................................................... $949,551
3. Transactions with Affiliates
(continued)
d. Investments in Affiliated Management Investment Companies
(continued)

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)
14
franklintempleton.com
Semiannual Report
Franklin Templeton SMACS: Series EM
(continued)
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales, passive foreign investment company shares and foreign capital gains tax.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended February 28, 2026, aggregated
$176,304 and $215,156, respectively.
6. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
Certain investments in Chinese companies are made through a special structure known as a VIE. In a VIE structure, foreign investors, such as the Fund, will only own stock in a shell company rather than directly in the VIE, which must be owned by
Chinese nationals (and/or Chinese companies) to obtain the licenses and/or assets required to operate in a restricted or prohibited sector in China. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, the structure historically has not been formally recognized under Chinese law and it is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the structure. It is also uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the
VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the
Fund’s returns and net asset value.
7. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 29, 2027. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended February 28, 2026, the Fund did not use the Global Credit Facility.
4. Income Taxes
(continued)

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)
15
franklintempleton.com
Semiannual Report
Franklin Templeton SMACS: Series EM
(continued)
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of February 28, 2026, in valuing the Fund's assets carried at fair value, is as follows:
9. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The chief investment officer of the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the
CODM aligns with the accounting policies and measurement principles used in the financial statements.
Level 1 Level 2 Level 3 Total
Franklin Templeton SMACS: Series EM
Assets:
Investments in Securities:
a
Common Stocks :
Brazil ................................ $ 33,852 $ — $ — $ 33,852
China ............................... 12,295 137,384 — 149,679
Hungary ............................. 31,936 — — 31,936
India ................................ 23,954 82,753 — 106,707
Indonesia ............................ — 11,782 — 11,782
Italy ................................. — 1,220 — 1,220
Mexico .............................. 37 — — 37
Philippines ............................ — 17,777 — 17,777
South Africa ........................... 69,330 — — 69,330
South Korea .......................... — 840,982 — 840,982
Taiwan ............................... — 564,172 — 564,172
Thailand ............................. — 43,071 — 43,071
Turkiye .............................. — 8,849 — 8,849
United Arab Emirates .................... 43,214 — — 43,214
Rights ................................ 128 — — 128
Short Term Investments ................... 1,839 — — 1,839
Total Investments in Securities ........... $216,585 $1,707,990
b
$— $1,924,575
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes foreign securities valued at $1,707,990, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)
16
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Franklin Templeton SMACS: Series EM
(continued)
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
10. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
9. Operating Segments
(continued)

Templeton Global Investment Trust
17
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Semiannual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Funds’ investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

29776-SFSOI 04/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s chief executive officer and chief financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Templeton Global Investment Trust

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	April 30, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	April 30, 2026

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	April 30, 2026